CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Revenue	$ 256,203	$ 185,167
Royalties	(12,810)	(9,258)
Net revenue	243,393	175,909
Cost of sales:
Production costs	(116,628)	(88,688)
Depreciation and depletion	(64,153)	(52,958)
Total cost of sales	(180,781)	(141,646)
Write-off of deferred stripping asset	0	(7,123)
Income from mine operations	62,612	27,140
Exploration and evaluation expenditures	(2,050)	(1,425)
General and administrative expenses	(12,590)	(12,538)
Income from operations	47,972	13,177
Finance income	609	634
Finance expense	(17,476)	(13,849)
Foreign exchange loss	(383)	(1,777)
Gain on derivatives	0	37
Income (loss) before income taxes	30,722	(1,778)
Current income tax expense	(1,301)	(1,531)
Deferred income tax expense	(22,774)	(9,907)
Net income (loss) and comprehensive income (loss) for the year	6,647	(13,216)
Net income (loss) attributable to:
Common shareholders of the Company	6,077	(13,216)
Non-controlling interest	570	0
Net income (loss) for the year	$ 6,647	$ (13,216)
Earnings (loss) per share attributable to common shareholders:
Basic	$ 0.03	$ (0.07)
Diluted	$ 0.03	$ (0.07)
Weighted average number of shares outstanding:
Basic	203,333,111	198,973,570
Diluted	204,394,452	198,973,570